Cover Page	12 Months Ended
Mar. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	HONDA MOTOR CO LTD
Entity Central Index Key	0000715153
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Address, Country	JP
ICFR Auditor Attestation Flag	true
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	HMC
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	70,044,953
Common Stock [member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
No Trading Symbol Flag	true
Security Exchange Name	NONE
Entity Common Stock, Shares Outstanding	1,726,655,268